Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

January 31, 2021 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 38.3%

Communication Services – 3.4%
Cars.com, Inc., 6.38%, 11/01/28(1)	$20,000	$21,200
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	55,000	57,991
Cincinnati Bell, Inc., 7.00%, 07/15/24(1)	29,000	30,160
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24	10,000	10,421
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(1)	15,000	15,337
Consolidated Communications, Inc., 6.50%, 10/01/28(1)	20,000	21,787
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(1)	25,000	20,219
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(1)	40,000	25,450
DISH DBS Corp., 5.88%, 07/15/22	40,000	41,640
DISH DBS Corp., 7.75%, 07/01/26	13,000	14,120
Endurance Acquisition Merger Sub, 6.00%, 02/15/29(1)	5,000	4,925
Frontier Communications Corp., 6.75%, 05/01/29(1)	25,000	26,305
iHeartCommunications, Inc., 8.38%, 05/01/27	29,008	30,993
Level 3 Financing, Inc., 4.25%, 07/01/28(1)	15,000	15,386
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	25,000	24,922
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	35,000	35,142
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(1)	25,000	23,841
Nexstar Broadcasting, Inc., 4.75%, 11/01/28(1)	20,000	20,637
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/28(1)	20,000	22,750
Outfront Media Capital LLC / Outfront Media Capital Corp., 6.25%, 06/15/25(1)	30,000	31,819
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 09/15/26(1)	5,000	5,102
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 09/15/28(1)	20,000	21,087
TripAdvisor, Inc., 7.00%, 07/15/25(1)	25,000	27,016
Twitter, Inc., 3.88%, 12/15/27(1)	55,000	57,954
Univision Communications, Inc., 5.13%, 02/15/25(1)	35,000	35,255
Univision Communications, Inc., 6.63%, 06/01/27(1)	10,000	10,544
Total Communication Services		652,003
Consumer Discretionary – 4.5%
American Axle & Manufacturing, Inc., 6.50%, 04/01/27	40,000	41,892
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(1)	40,000	41,318
Aramark Services, Inc., 6.38%, 05/01/25(1)	40,000	42,574
BCPE Ulysses Intermediate, Inc., 7.75%, 04/01/27 PIK(1)(2)	25,000	24,937
Block Financial LLC, 3.88%, 08/15/30	55,000	58,820
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	10,000	10,552
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	5,000	5,494
Carnival Corp., 11.50%, 04/01/23(1)	15,000	17,041
Carnival Corp., 7.63%, 03/01/26(1)	5,000	5,297
Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	$45,000	$47,729
Cooper-Standard Automotive, Inc., 13.00%, 06/01/24(1)	20,000	23,237
Dana, Inc., 5.38%, 11/15/27	24,000	25,305
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(1)	31,000	31,694
FirstCash, Inc., 4.63%, 09/01/28(1)	20,000	20,768
Ford Motor Co., 9.00%, 04/22/25	34,000	41,481
General Motors Co., 6.80%, 10/01/27	35,000	45,025
Golden Nugget, Inc., 8.75%, 10/01/25(1)	25,000	26,000
Hanesbrands, Inc., 5.38%, 05/15/25(1)	40,000	42,691
International Game Technology PLC, 5.25%, 01/15/29(1)	5,000	5,345
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(1)	25,000	25,453
M/I Homes, Inc., 4.95%, 02/01/28	35,000	36,929
Marriott Ownership Resorts, Inc., 4.75%, 01/15/28	30,000	30,332
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(1)	10,000	10,610
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 01/15/28	10,000	10,536
Mohegan Gaming & Entertainment, 8.00%, 02/01/26(1)	10,000	9,895
NCL Corp. Ltd., 5.88%, 03/15/26(1)	10,000	9,913
PulteGroup, Inc., 7.88%, 06/15/32	25,000	37,000
Royal Caribbean Cruises Ltd., 9.13%, 06/15/23(1)	20,000	21,600
Scientific Games International, Inc., 8.25%, 03/15/26(1)	25,000	26,477
Station Casinos LLC, 4.50%, 02/15/28(1)	25,000	24,547
Under Armour, Inc., 3.25%, 06/15/26	30,000	30,125
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	30,000	31,275
Total Consumer Discretionary		861,892
Consumer Staples – 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 03/15/26(1)	50,000	50,438
Kraft Heinz Foods Co., 3.88%, 05/15/27	35,000	38,360
US Foods, Inc., 4.75%, 02/15/29(1)	5,000	5,019
Vector Group Ltd., 5.75%, 02/01/29(1)	10,000	10,348
Total Consumer Staples		104,165
Energy – 5.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.88%, 05/15/26(1)	20,000	21,440
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	35,000	35,066
Antero Resources Corp., 8.38%, 07/15/26(1)	15,000	15,856
Antero Resources Corp., 7.63%, 02/01/29(1)	5,000	5,120

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2021 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)
Apache Corp., 4.63%, 11/15/25	$20,000	$20,525
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	20,000	20,392
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.63%, 07/15/26(1)	50,000	50,125
California Resources Corp., 7.13%, 02/01/26(1)	5,000	4,966
Callon Petroleum Co., 6.13%, 10/01/24	25,172	17,055
Cheniere Energy Partners LP, 5.63%, 10/01/26	30,000	31,261
Cheniere Energy, Inc., 4.63%, 10/15/28(1)	15,000	15,713
Cimarex Energy Co., 4.38%, 03/15/29	45,000	50,956
Citgo Holding, Inc., 9.25%, 08/01/24(1)	10,000	9,619
Concho Resources, Inc., 2.40%, 02/15/31	60,000	62,437
Continental Resources, Inc., 4.38%, 01/15/28	15,000	15,316
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	45,000	44,866
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25(1)	22,000	21,341
EQM Midstream Partners LP, 6.00%, 07/01/25(1)	10,000	10,473
EQM Midstream Partners LP, 6.50%, 07/01/27(1)	10,000	10,722
EQM Midstream Partners LP, 4.50%, 01/15/29(1)	5,000	4,835
EQM Midstream Partners LP, 4.75%, 01/15/31(1)	5,000	4,833
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	10,000	10,187
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	10,000	10,169
HollyFrontier Corp., 5.88%, 04/01/26	45,000	51,116
Indigo Natural Resources LLC, 5.38%, 02/01/29(1)	20,000	19,800
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	43,000	63,569
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	20,000	20,830
Mesquite Energy, Inc., Escrow, 7.25%, perpetual(3)	12,000	120
Murphy Oil USA, Inc., 3.75%, 02/15/31(1)	5,000	5,013
NuStar Logistics LP, 6.38%, 10/01/30	5,000	5,516
Occidental Petroleum Corp., 2.70%, 08/15/22	10,000	10,042
Occidental Petroleum Corp., 5.88%, 09/01/25	20,000	20,994
Occidental Petroleum Corp., 3.50%, 08/15/29	10,000	9,291
Occidental Petroleum Corp., 6.63%, 09/01/30	20,000	22,530
Occidental Petroleum Corp., 6.13%, 01/01/31	20,000	21,794
Parsley Energy LLC / Parsley Finance Corp., 4.13%, 02/15/28(1)	25,000	26,609
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	25,000	24,318
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/30	50,000	52,946
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	30,000	34,070
Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/29(1)	35,000	35,839
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	25,000	26,235
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/31(1)	5,000	5,225
Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)
Transocean, Inc., 11.50%, 01/30/27(1)	$4,000	$3,096
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	18,000	18,847
WPX Energy, Inc., 4.50%, 01/15/30	35,000	37,100
Total Energy		1,008,173
Financials – 8.0%
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 02/15/29(1)	10,000	10,000
Acrisure, LLC / Acrisure Finance, Inc., 8.13%, 02/15/24(1)	30,000	31,405
Acrisure, LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	30,000	30,919
Allstate Corp. (The), Series B, 5.75%, (3-Month USD LIBOR + 2.94%), 08/15/53(4)	55,000	59,391
Athene Global Funding, 2.45%, 08/20/27(1)	60,000	63,358
Bank of America Corp., 4.20%, 08/26/24	58,000	64,823
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(3)(4)	45,000	49,388
Brighthouse Financial, Inc., 3.70%, 06/22/27	11,000	12,132
Brighthouse Financial, Inc., 5.63%, 05/15/30	40,000	49,070
Brightsphere Investment Group, Inc., 4.80%, 07/27/26	50,000	55,226
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(3)(4)	50,000	51,750
Citadel LP, 4.88%, 01/15/27(1)	50,000	55,289
Citigroup, Inc., 3.98%, (3-Month USD LIBOR + 1.34%), 03/20/30(4)	40,000	46,264
Discover Financial Services, Series D, 6.13%, (US 5 Year CMT T- Note + 5.78%), perpetual(3)(4)	20,000	22,597
Fifth Third Bancorp, Series L, 4.50%, (US 5 Year CMT T- Note + 4.22%), perpetual(3)(4)	52,000	55,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	45,000	47,652
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), perpetual(3)(4)	24,000	24,726
JPMorgan Chase & Co., 4.01%, (3-Month USD LIBOR + 1.12%), 04/23/29(4)	40,000	46,291
JPMorgan Chase & Co., 2.96%, (SOFR + 2.52%), 05/13/31(4)	105,000	112,402
KeyCorp, Series D, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual(3)(4)	45,000	48,838
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	25,000	24,014
Lincoln National Corp., 2.26%, (3-Month USD LIBOR + 2.04%), 04/20/67(4)	35,000	27,978
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(3)(4)	52,000	60,398
Navient Corp., 6.75%, 06/25/25	44,000	48,263
NMI Holdings, Inc., 7.38%, 06/01/25(1)	20,000	22,529
OneMain Finance Corp., 7.13%, 03/15/26	22,000	25,768
Prospect Capital Corp., 3.71%, 01/22/26	45,000	44,563
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(4)	45,000	48,450

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2021 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Santander Holdings USA, Inc., 4.40%, 07/13/27	$39,000	$44,755
SVB Financial Group, 4.10%, (US 10 Year CMT T- Note + 3.06%), perpetual(3)(4)	45,000	45,842
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(4)	25,000	26,983
Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(3)(4)	50,000	56,515
Voya Financial, Inc., 5.65%, (3-Month USD LIBOR + 3.58%), 05/15/53(4)	40,000	42,470
Wells Fargo & Co., 3.90%, (US 5 Year CMT T-Note + 3.45%), perpetual(3)(4)	70,000	70,044
Total Financials		1,525,343
Health Care – 2.4%
Akumin, Inc., 7.00%, 11/01/25(1)	25,000	26,344
Bausch Health Americas, Inc., 9.25%, 04/01/26(1)	24,000	26,669
Bausch Health Americas, Inc., 8.50%, 01/31/27(1)	10,000	11,089
Centene Corp., 4.63%, 12/15/29	20,000	22,200
CHS/Community Health Systems, Inc., 6.63%, 02/15/25(1)	20,000	21,092
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	15,000	15,019
HCA, Inc., 5.63%, 09/01/28	17,000	19,940
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/25(1)	35,000	38,194
Jaguar Holding Co. II / PPD Development LP, 5.00%, 06/15/28(1)	15,000	15,922
Legacy LifePoint Health LLC, 6.75%, 04/15/25(1)	20,000	21,400
Legacy LifePoint Health LLC, 4.38%, 02/15/27(1)	20,000	20,425
LifePoint Health, Inc., 5.38%, 01/15/29(1)	10,000	10,088
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	5,000	5,359
Par Pharmaceutical, Inc., 7.50%, 04/01/27(1)	15,000	16,194
Select Medical Corp., 6.25%, 08/15/26(1)	35,000	37,451
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	12,000	12,368
Surgery Center Holdings, Inc., 10.00%, 04/15/27(1)	30,000	33,206
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	20,000	18,100
Tenet Healthcare Corp., 7.50%, 04/01/25(1)	5,000	5,409
Tenet Healthcare Corp., 5.13%, 11/01/27(1)	38,000	40,142
West Street Merger Sub, Inc., 6.38%, 09/01/25(1)	40,000	41,220
Total Health Care		457,831
Industrials – 3.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	55,000	58,985
American Airlines, Inc., 11.75%, 07/15/25(1)	55,000	63,646
Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials (continued)
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	$61,000	$64,563
Boeing Co. (The), 5.15%, 05/01/30	35,000	41,607
Boeing Co. (The), 3.75%, 02/01/50	20,000	20,174
Boeing Co. (The), 5.93%, 05/01/60	13,000	17,495
Cleaver-Brooks, Inc., 7.88%, 03/01/23(1)	20,000	19,677
CoStar Group, Inc., 2.80%, 07/15/30(1)	38,000	39,202
CP Atlas Buyer, Inc., 7.00%, 12/01/28(1)	25,000	26,016
Delta Air Lines, Inc., 3.75%, 10/28/29	30,000	29,483
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(1)	5,000	5,663
General Electric Co., Series D, 3.55%, (3-Month USD LIBOR + 3.33%), perpetual(3)(4)	65,000	61,476
Hillenbrand, Inc., 5.00%, 09/15/26	30,000	34,162
Howmet Aerospace, Inc., 6.88%, 05/01/25	20,000	23,325
LBM Acquisition LLC, 6.25%, 01/15/29(1)	15,000	15,202
Park River Holdings, Inc., 5.63%, 02/01/29(1)	5,000	4,978
Spirit AeroSystems, Inc., 3.95%, 06/15/23	20,000	19,813
Spirit AeroSystems, Inc., 5.50%, 01/15/25(1)	20,000	21,000
Stanley Black & Decker, Inc., 4.00%, (US 5 Year CMT T-Note + 2.66%), 03/15/60(4)	47,500	50,444
TransDigm, Inc., 5.50%, 11/15/27	20,000	20,554
Uber Technologies, Inc., 7.50%, 05/15/25(1)	40,000	42,900
Total Industrials		680,365
Information Technology – 3.5%
Banff Merger Sub, Inc., 9.75%, 09/01/26(1)	20,000	21,190
Broadcom, Inc., 4.15%, 11/15/30	55,000	62,422
Broadcom, Inc., 2.45%, 02/15/31(1)	17,000	16,956
Citrix Systems, Inc., 3.30%, 03/01/30	80,000	86,274
Dell International LLC / EMC Corp., 8.10%, 07/15/36(1)	19,000	27,809
HP, Inc., 3.40%, 06/17/30	65,000	70,851
J2 Global, Inc., 4.63%, 10/15/30(1)	25,000	26,172
Microchip Technology, Inc., 4.25%, 09/01/25(1)	50,000	52,387
Motorola Solutions, Inc., 4.60%, 02/23/28	32,857	39,196
Motorola Solutions, Inc., 4.60%, 05/23/29	10,000	11,886
Rocket Software, Inc., 6.50%, 02/15/29(1)	5,000	5,012
Science Applications International Corp., 4.88%, 04/01/28(1)	40,000	42,169
Seagate HDD Cayman, 3.38%, 07/15/31(1)	25,000	24,406
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/25(1)	25,000	25,719
Viasat, Inc., 5.63%, 09/15/25(1)	50,000	51,202
VMware, Inc., 3.90%, 08/21/27	60,000	67,378
Xerox Holdings Corp., 5.50%, 08/15/28(1)	35,000	36,410
Total Information Technology		667,439
Materials – 2.5%
Avient Corp., 5.75%, 05/15/25(1)	40,000	42,500
Chemours Co. (The), 5.75%, 11/15/28(1)	25,000	25,925
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	35,000	37,705
Commercial Metals Co., 3.88%, 02/15/31	20,000	20,500
Hecla Mining Co., 7.25%, 02/15/28	35,000	37,888
Kaiser Aluminum Corp., 6.50%, 05/01/25(1)	5,000	5,350
Kaiser Aluminum Corp., 4.63%, 03/01/28(1)	25,000	25,830
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	30,000	29,722

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2021 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Materials (continued)
Nutrition & Biosciences, Inc., 2.30%, 11/01/30(1)	$40,000	$40,890
Olin Corp., 5.63%, 08/01/29	30,000	32,138
Resolute Forest Products, Inc., 4.88%, 03/01/26(1)	20,000	19,925
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26(1)	40,000	42,558
TPC Group, Inc., 10.50%, 08/01/24(1)	10,000	9,503
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	30,000	31,838
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	40,000	40,946
U.S. Steel Corp., 12.00%, 06/01/25(1)	25,000	29,038
Total Materials		472,256
Real Estate – 2.7%
American Assets Trust LP, 3.38%, 02/01/31	50,000	51,685
EPR Properties, 4.75%, 12/15/26	50,000	52,118
ESH Hospitality, Inc., 4.63%, 10/01/27(1)	35,000	35,831
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	52,000	59,064
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/28	16,000	19,068
Iron Mountain, Inc., 4.88%, 09/15/29(1)	50,000	51,969
Iron Mountain, Inc., 5.25%, 07/15/30(1)	10,000	10,612
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	12,000	12,741
MPT Operating Partnership LP / MPT Finance Corp., 4.63%, 08/01/29	10,000	10,712
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	5,000	5,056
Retail Properties of America, Inc., 4.75%, 09/15/30	45,000	49,449
Service Properties Trust, 4.38%, 02/15/30	55,000	50,153
Spirit Realty LP, 3.20%, 02/15/31	50,000	52,616
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.88%, 02/15/25(1)	20,000	21,500
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	30,000	30,464
Total Real Estate		513,038
Utilities – 2.0%
American Electric Power Co., Inc., 2.30%, 03/01/30	67,000	68,830
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(4)	50,000	56,853
DPL, Inc., 4.35%, 04/15/29	38,000	42,791
Edison International, 4.13%, 03/15/28	45,000	49,564
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 03/31/21(5)	25,000	11,436
PG&E Corp., 5.25%, 07/01/30	15,000	16,519
Talen Energy Supply, LLC, 6.63%, 01/15/28(1)	35,000	36,503
TerraForm Power Operating LLC, 5.00%, 01/31/28(1)	30,000	33,356
Vistra Operations Co. LLC, 3.70%, 01/30/27(1)	60,000	66,329
Total Utilities		382,181
Total Corporate Bonds
(Cost $6,928,771)		7,324,686
Security Description	Principal	Value

FOREIGN BONDS – 17.0%

Communication Services – 0.3%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	$50,000	$53,024

Consumer Discretionary – 0.2%
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(1)	35,000	32,546

Consumer Staples – 0.3%
BAT Capital Corp., 4.91%, 04/02/30 (United Kingdom)	45,000	53,306
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27 (Canada)(1)	5,000	5,119
Total Consumer Staples		58,425
Energy – 3.1%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(3)(4)	50,000	54,615
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	20,000	20,513
Pertamina Persero PT, 6.45%, 05/30/44 (Indonesia)(1)	255,000	345,063
Petrobras Global Finance BV, 5.60%, 01/03/31 (Brazil)	30,000	33,532
Petroleos Mexicanos, 5.95%, 01/28/31 (Mexico)	85,000	80,657
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	80,000	67,031
Total Energy		601,411
Financials – 0.9%
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	45,000	47,138
Bank of Montreal, 3.80%, (USD 5 Year Swap + 1.43%), 12/15/32 (Canada)(4)	47,000	53,876
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Canada)	70,000	78,585
Total Financials		179,599
Government – 9.7%
Argentine Republic Government International Bond, 0.13%, 07/09/35 (Argentina)(6)	135,000	46,507
Brazilian Government International Bond, 5.63%, 01/07/41 (Brazil)	100,000	110,925
Dominican Republic International Bond, 5.95%, 01/25/27 (Dominican Republic)(1)	100,000	115,225
Ecuador Government International Bond, 0.50%, 07/31/35 (Ecuador)(1)(6)	50,000	23,000
Emirate of Dubai Government International Bonds, Series E, 5.25%, 01/30/43 (United Arab Emirates)	200,000	233,026
Israel Government International Bond, 2.75%, 07/03/30 (Israel)	200,000	219,544

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2021 (unaudited)

Security Description		Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Mexican Bonos, Series M, 6.50%, 06/09/22 (Mexico)	MXN	860,000	$43,222
Mexico Government International Bond, 4.50%, 01/31/50 (Mexico)		$200,000	219,502
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)		200,000	191,749
Russian Foreign Bond - Eurobond, 4.38%, 03/21/29 (Russia)		200,000	231,016
Saudi Government International Bond, 3.63%, 03/04/28 (Saudi Arabia)(1)		200,000	223,990
Turkey Government International Bond, 7.38%, 02/05/25 (Turkey)		125,000	139,775
Uruguay Government International Bond, 5.10%, 06/18/50 (Uruguay)		40,000	53,922
Total Government			1,851,403
Health Care – 0.4%
Advanz Pharma Corp., Ltd., 8.00%, 09/06/24 (Canada)		17,000	17,350
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)		55,000	52,560
Total Health Care			69,910
Industrials – 1.6%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)		47,000	50,932
Bombardier, Inc., 8.75%, 12/01/21 (Canada)(1)		25,000	26,229
GFL Environmental, Inc., 8.50%, 05/01/27 (Canada)(1)		15,000	16,613
GFL Environmental, Inc., 4.00%, 08/01/28 (Canada)(1)		15,000	14,878
Norwegian Air Shuttle ASA Pass-Through Trust, Class A, Series 2016-1, 4.88%, 05/10/28 (Norway)(1)		179,307	169,770
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)		20,000	20,391
Total Industrials			298,813
Materials – 0.5%
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)		30,000	31,069
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)		10,000	9,975
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)		50,000	63,713
Total Materials			104,757
Total Foreign Bonds
(Cost $3,089,580)			3,249,888
Security Description	Principal	Value

TERM LOANS – 12.7%

Aerospace – 0.6%
AI Convoy Luxembourg Sarl, 4.50%, (6-Month USD LIBOR + 3.50%), 01/18/27(4)	$34,738	$34,821
Amentum Government Services Holdings LLC, 5.50%, (3-Month USD LIBOR + 4.75%), 01/29/27(4)	15,000	15,112
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27(4)	30,000	32,052
TransDigm, Inc., 2.37%, (1-Month USD LIBOR + 2.25%), 12/09/25(4)	32,543	32,055
Total Aerospace		114,040
Chemicals – 0.2%
Aruba Investments Holdings LLC, 4.75%, (3-Month USD LIBOR + 4.00%), 11/24/27(4)	15,000	15,103
CPC Acquisition Corp., 4.50%, (3-Month USD LIBOR + 3.75%), 01/14/28(4)	5,000	5,025
Innophos Holdings, Inc., 3.62%, (1-Month USD LIBOR + 3.50%), 02/05/27(4)	19,850	19,892
Total Chemicals		40,020
Consumer Non-Durables – 0.8%
American Greetings Corp., 5.50%, (1-Month USD LIBOR + 4.50%), 04/06/24(4)	14,348	14,401
Diamond (BC) B.V., 3.12%, (1-Month USD LIBOR + 3.00%), 09/06/24(4)	44,591	44,508
Parfums Holding Co., Inc., 4.23%, (3-Month USD LIBOR + 4.00%), 06/28/24(4)	48,594	48,701
Rodan & Fields, LLC, 4.13%, (1-Month USD LIBOR + 4.00%), 06/16/25(4)	31,868	28,091
Zep Inc., 5.00%, (3-Month USD LIBOR + 4.00%), 08/12/24(4)	19,948	19,791
Total Consumer Non-Durables		155,492
Energy – 0.4%
CITGO Petroleum Corp., 7.25%, (3-Month USD LIBOR + 6.25%), 03/28/24(4)	35,827	35,728
Hamilton Projects Acquiror LLC, 5.75%, (3-Month USD LIBOR + 4.75%), 06/17/27(4)	24,875	25,144
Traverse Midstream Partners LLC, 6.50%, (1-Month USD LIBOR + 5.50%), 09/27/24(4)	23,863	23,550
Total Energy		84,422
Financials – 0.9%
Asurion LLC, 0.00%, (1-Month USD LIBOR + 3.25%), 07/28/27(7)	15,000	14,935
Asurion LLC, 0.00%, (1-Month USD LIBOR + 6.00%), 01/28/28(7)	15,000	15,150
Asurion, LLC (fka Asurion Corp.), 6.62%, (1-Month USD LIBOR + 6.50%), 08/04/25(4)	43,426	43,589
Avolon TLB Borrower 1 US LLC, 3.25%, (1-Month USD LIBOR + 2.50%), 12/01/27(4)	15,000	15,090
Citadel Securities LP, 0.00%, (1-Month USD LIBOR + 2.50%), 02/29/28(7)	20,000	19,933
Deerfield Dakota Holding LLC, 4.75%, (1-Month USD LIBOR + 3.75%), 04/09/27(4)	24,900	25,069
iStar, Inc. (fka iStar Financial, Inc.), 2.88%, (1-Month USD LIBOR + 2.75%), 06/28/23(4)	23,989	24,027

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2021 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Financials (continued)
iStar, Inc. (fka iStar Financial, Inc.), 2.89%, (1-Month USD LIBOR + 2.75%), 06/28/23(4)	$13,249	$13,269
Total Financials		171,062
Food/Tobacco – 0.6%
Chobani LLC, 4.50%, (1-Month USD LIBOR + 3.50%), 10/25/27(4)	9,975	10,028
Froneri US, Inc., 2.37%, (1-Month USD LIBOR + 2.25%), 01/29/27(4)	34,825	34,707
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 3.81%, (1-Month USD LIBOR + 3.69%), 05/23/25(4)	24,809	24,727
Milk Specialties Co., 5.00%, (1-Month USD LIBOR + 4.00%), 08/16/23(4)	26,196	26,245
Shearer's Foods LLC, 4.75%, (3-Month USD LIBOR + 4.00%), 09/23/27(4)	19,741	19,839
Total Food/Tobacco		115,546
Gaming/Leisure – 0.7%
Carnival Corp., 8.50%, (1-Month USD LIBOR + 7.50%), 06/30/25(4)	4,975	5,142
CCM Merger, Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 11/04/25(4)	10,000	10,075
Everi Payments, Inc., 3.75%, (1-Month USD LIBOR + 2.75%), 05/09/24(4)	20,000	20,009
Playa Resorts Holding B.V., 3.75%, (1-Month USD LIBOR + 2.75%), 04/29/24(4)	30,999	29,991
Pug LLC, 3.62%, (1-Month USD LIBOR + 3.50%), 02/12/27(4)	34,650	33,351
Scientific Games International, Inc., 2.87%, (1-Month USD LIBOR + 2.75%), 08/14/24(4)	18,466	18,186
Stars Group Holdings BV, 3.75%, (3-Month USD LIBOR + 3.50%), 07/10/25(4)	18,885	18,966
Total Gaming/Leisure		135,720
Health Care – 3.3%
Accelerated Health Systems, LLC, 3.63%, (1-Month USD LIBOR + 3.50%), 10/31/25(4)	39,053	39,004
AHP Health Partners, Inc. (aka Ardent Health Partners, LLC), 5.50%, (1-Month USD LIBOR + 4.50%), 06/30/25(4)	47,623	47,913
athenahealth, Inc., 0.00%, (1-Month USD LIBOR + 4.25%), 02/11/26(7)	10,000	10,049
Azalea Topco, Inc., 4.00%, (1-Month USD LIBOR + 4.00%), 07/25/26(4)	50	50
Azalea Topco, Inc., 4.00%, (3-Month USD LIBOR + 4.00%), 07/25/26(4)	19,950	20,100
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 4.00%, (3-Month USD LIBOR + 3.00%), 06/07/23(4)	85,382	85,450
Concordia Healthcare Corp., 6.50%, (1-Week USD LIBOR + 5.50%), 09/06/24(4)	151,845	151,774
Envision Health Care Corp., 3.87%, (1-Month USD LIBOR + 3.75%), 10/10/25(4)	30,276	25,886
eResearchTechnology, Inc., 0.00%, (1-Month USD LIBOR + 4.50%), 02/04/27(7)	5,000	5,029
Milano Acquisition Corp., 4.75%, (3-Month USD LIBOR + 4.00%), 10/01/27(4)	30,000	30,131
Security Description	Principal	Value

TERM LOANS (continued)

Health Care (continued)
Navicure, Inc., 4.75%, (1-Month USD LIBOR + 4.00%), 10/22/26(4)	$4,988	$5,012
One Call Corp., 6.25%, (3-Month USD LIBOR + 5.25%), 11/27/22(4)	24,907	24,274
Ortho-Clinical Diagnostics, Inc., 3.39%, (1-Month USD LIBOR + 3.25%), 06/15/25(4)	29,988	29,950
Packaging Coordinators Midco, Inc., 4.50%, (6-Month USD LIBOR + 3.75%), 11/30/27(4)	20,000	20,088
PetVet Care Centers LLC, 3.37%, (1-Month USD LIBOR + 3.25%), 02/14/25(4)	8,249	8,244
PetVet Care Centers LLC, 0.00%, (1-Month USD LIBOR + 4.25%), 02/14/25(7)	15,000	15,084
PetVet Care Centers LLC, 5.25%, (1-Month USD LIBOR + 4.25%), 02/14/25(4)	4,975	5,003
Phoenix Guarantor, Inc., 3.38%, (1-Month USD LIBOR + 3.25%), 03/05/26(4)	39,699	39,658
Phoenix Guarantor, Inc., 4.25%, (1-Month USD LIBOR + 3.75%), 03/05/26(4)	10,000	10,069
Pluto Acquisition I, Inc., 5.50%, (1-Month USD LIBOR + 5.00%), 06/20/26(4)	15,000	15,075
Sotera Health Holdings LLC, 3.25%, (2-Month USD LIBOR + 2.75%), 12/13/26(4)	10,000	9,994
Truck Hero, Inc., 0.00%, (1-Month USD LIBOR + 3.75%), 01/20/28(7)	5,000	5,018
Viant Medical Holdings, Inc., 3.87%, (1-Month USD LIBOR + 3.75%), 07/02/25(4)	19,949	19,530
Total Health Care		622,385
Housing – 0.0%(8)
Park River Holdings, Inc., 0.00%, (1-Month USD LIBOR + 4.00%), 12/28/27(7)	5,000	5,016

Information Technology – 1.4%
Applied Systems, Inc., 8.00%, (3-Month USD LIBOR + 7.00%), 09/19/25(4)	50,000	50,500
Austin BidCo, Inc., 0.00%, (1-Month USD LIBOR + 4.25%), 12/09/27(7)	5,000	5,046
Barracuda Networks, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 02/12/25(4)	19,950	19,996
BMC Software Finance, Inc., 4.37%, (1-Month USD LIBOR + 4.25%), 10/02/25(4)	19,255	19,264
Epicor Software Corp., 4.00%, (1-Month USD LIBOR + 3.25%), 07/30/27(4)	24,938	25,098
Greeneden US Holdings II LLC, 4.75%, (1-Month USD LIBOR + 4.00%), 12/01/27(4)	15,000	15,075
Hyland Software, Inc., 4.25%, (1-Month USD LIBOR + 3.50%), 07/01/24(4)	24,936	25,074
Masergy Holdings, Inc., 4.25%, (3-Month USD LIBOR + 3.25%), 12/15/23(4)	19,948	19,926
Sophia LP, 4.50%, (3-Month USD LIBOR + 3.75%), 10/07/27(4)	25,000	25,131
UKG, Inc., 4.00%, (3-Month USD LIBOR + 3.25%), 05/04/26(4)	39,913	40,141

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2021 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Information Technology (continued)
Vertiv Group Corp., 3.14%, (1-Month USD LIBOR + 3.00%), 03/02/27(4)	$19,850	$19,908
Total Information Technology		265,159
Manufacturing – 0.7%
Alliance Laundry Systems LLC, 4.25%, (3-Month USD LIBOR + 3.50%), 10/08/27(4)	20,000	20,096
CPI Acquisition, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 08/17/22(4)	20,000	18,670
Filtration Group Corp., 4.50%, (1-Month USD LIBOR + 3.75%), 03/29/25(4)	24,938	25,124
LEB Holdings USA, Inc., 4.75%, (3-Month USD LIBOR + 4.00%), 11/02/27(4)	20,000	20,106
Star US Bidco LLC, 5.25%, (1-Month USD LIBOR + 4.25%), 03/17/27(4)	24,875	24,813
US Farathane LLC, 4.50%, (3-Month USD LIBOR + 3.50%), 12/23/21(4)	23,592	22,840
Total Manufacturing		131,649
Media/Telecom - Broadcasting – 0.1%
Diamond Sports Group LLC, 3.38%, (1-Month USD LIBOR + 3.25%), 08/24/26(4)	19,750	16,969

Media/Telecom - Cable/Wireless Video – 0.4%
CSC Holdings, LLC, 2.38%, (1-Month USD LIBOR + 2.25%), 01/15/26(4)	58,284	58,047
Intelsat Jackson Holdings SA, 8.63%, (1-Month USD LIBOR + 8.63%), 01/02/24(4)	15,000	15,285
Radiate Holdco LLC, 4.25%, (1-Month USD LIBOR + 3.50%), 09/25/26(4)	3,760	3,768
Total Media/Telecom - Cable/Wireless Video		77,100
Media/Telecom - Diversified Media – 0.2%
Newco Financing Partnership, 3.63%, (1-Month USD LIBOR + 3.50%), 01/31/29(4)	15,000	15,037
Newco Financing Partnership, 3.63%, (1-Month USD LIBOR + 3.50%), 01/31/29(4)	15,000	15,036
Total Media/Telecom - Diversified Media		30,073
Media/Telecom - Telecommunications – 0.3%
Altice France SA/France, 3.81%, (1-Month USD LIBOR + 3.69%), 01/31/26(4)	29,693	29,641
CenturyLink, Inc., 2.37%, (1-Month USD LIBOR + 2.25%), 03/15/27(4)	14,850	14,830
Consolidated Communications, Inc., 5.75%, (1-Month USD LIBOR + 4.75%), 10/02/27(4)	14,963	15,110
Total Media/Telecom - Telecommunications		59,581
Retail – 0.3%
CNT Holdings I Corp., 4.50%, (3-Month USD LIBOR + 3.75%), 11/08/27(4)	25,000	25,174
Petco Animal Supplies, Inc., 4.25%, (3-Month USD LIBOR + 3.25%), 01/26/23(4)	13,955	13,959
Protective Industrial Products, Inc., 0.00%, 1-Month USD LIBOR + 4.00%), 01/20/28(7)	20,000	20,025
Total Retail		59,158
Security Description	Principal	Value

TERM LOANS (continued)
Service – 1.4%
Cardtronics USA, Inc., 5.00%, (1-Month USD LIBOR + 4.00%), 06/29/27(4)	$24,875	$25,007
Dun & Bradstreet Corp. (The), 3.38%, (1-Month USD LIBOR + 3.25%), 02/06/26(4)	29,725	29,842
DXP Enterprises, Inc./TX, 5.75%, (1-Month USD LIBOR + 4.75%), 12/23/27(4)	15,000	15,075
Grab Holdings, Inc., 0.00%, (1-Month USD LIBOR + 4.50%), 01/20/26(7)	35,000	35,044
Hoya Midco, LLC, 4.50%, (3-Month USD LIBOR + 3.50%), 06/30/24(4)	29,723	28,609
NAB Holdings, LLC, 4.00%, (3-Month USD LIBOR + 3.00%), 07/01/24(4)	19,949	19,936
PI UK Holdco II Limited, 4.50%, (1-Month USD LIBOR + 3.50%), 01/03/25(4)	35,635	35,718
Sedgwick Claims Management Services, Inc., 4.12%, (1-Month USD LIBOR + 4.00%), 09/03/26(4)	19,849	19,927
Spin Holdco, Inc., 4.25%, (3-Month USD LIBOR + 3.25%), 11/14/22(4)	14,923	14,922
TKC Holdings, Inc., 4.75%, (3-Month USD LIBOR + 3.75%), 02/01/23(4)	27,409	26,960
TKC Holdings, Inc., 4.75%, (2-Month USD LIBOR + 3.75%), 02/01/23(4)	72	71
Weld North Education LLC, 4.75%, (1-Month USD LIBOR + 4.00%), 12/21/27(4)	15,000	15,025
Weld North Education LLC, 0.00%, (1-Month USD LIBOR + 4.00%), 12/21/27(7)	10,000	10,017
Total Service		276,153
Transportation - Automotive – 0.2%
Cooper-Standard Automotive, Inc., 2.75%, (1-Month USD LIBOR + 2.00%), 11/02/23(4)	29,526	28,166
KPAE Finance Sub, Inc., 5.00%, (3-Month USD LIBOR + 4.00%), 10/28/27(4)	5,000	5,037
Total Transportation - Automotive		33,203
Utilities – 0.2%
Brookfield WEC Holdings, Inc., 3.25%, (1-Month USD LIBOR + 2.75%), 08/01/25(4)	33,968	33,997
PG&E Corp., 6.75%, (3-Month USD LIBOR + 3.50%), 06/23/25(4)	9,950	10,066
Total Utilities		44,063
Total Term Loans
(Cost $2,410,157)		2,436,811
MORTGAGE BACKED SECURITIES - 6.3%
Commercial Mortgage Backed Securities - 0.7%
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	95,438	97,515
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(4)(9)	30,641	30,544
Total Commercial Mortgage Backed Securities		128,059

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2021 (unaudited)

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Mortgage Backed Security - 2.3%
COLT Mortgage Pass-Through Certificates, Class A1, Series 2021-1R, 0.86%, 05/25/65(1)(4)(9)	$105,000	$105,283
COMM Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37(1)	45,000	44,706
CSMC, Class A1, Series 2021-NQM1, 0.81%, 05/25/65(1)(6)	105,000	105,616
Federal National Mortgage Association, 3.50%, 05/01/49	83,262	88,486
Federal National Mortgage Association, 3.50%, 07/01/49	90,257	95,923
Total Mortgage Backed Security		440,014
Residential Mortgage Backed Securities - 3.3%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(6)	107,028	108,597
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(4)(9)	62,840	65,109
Deephaven Residential Mortgage Trust, Class A2, Series 2017-1A, 2.93%, 12/26/46(1)(4)(9)	6,965	6,981
Deephaven Residential Mortgage Trust, Class A2, Series 2017-2A, 2.61%, 06/25/47(1)(4)(9)	16,995	17,059
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(4)(9)	78,151	83,320
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50(1)(4)(9)	73,973	76,198
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.51%, 06/25/43(4)(9)	166,312	172,299
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(4)(9)	100,000	111,867
Total Residential Mortgage Backed Securities		641,430
Total Mortgage Backed Securities
(Cost $1,181,317)		1,209,503

U.S. GOVERNMENT SECURITIES – 6.2%
U.S. Treasury Note
1.13%, 08/31/21	505,000	508,028
0.13%, 05/31/22	90,000	90,046
1.25%, 08/31/24	45,000	46,608
0.25%, 05/31/25	545,000	542,935
Total U.S. Government Securities
(Cost $1,188,481)		1,187,617

ASSET BACKED SECURITIES – 4.0%
American Credit Acceptance Receivables Trust, Class D, Series 2020-4, 1.77%, 12/14/26(1)	45,000	45,835
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50(1)	49,875	51,286
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25(1)	55,000	56,988
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27(1)	100,000	102,894
DT Auto Owner Trust, Class C, Series 2019-2A, 3.18%, 02/18/25(1)	90,000	91,854
Flagship Credit Auto Trust, Class C, Series 2019-2, 3.09%, 05/15/25(1)	130,000	135,480
Security Description	Principal/Shares	Value

ASSET BACKED SECURITIES (continued)
Marlette Funding Trust, Class A, Series 2019-4A, 2.39%, 12/17/29(1)	$39,711	$40,045
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	57,849	59,837
United Auto Credit Securitization Trust, Class E, Series 2019-1, 4.29%, 08/12/24(1)	80,000	82,069
Veros Automobile Receivables Trust, Class B, Series 2020-1, 2.19%, 06/16/25(1)	55,000	55,617
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25(1)	45,000	45,512
Total Asset Backed Securities
(Cost $748,543)		767,417

EXCHANGE TRADED FUNDS - 2.6%

Debt Funds - 2.6%
iShares iBoxx $ High Yield Corporate Bond ETF	4,442	386,321
iShares iBoxx $ Investment Grade Corporate Bond ETF	840	113,904
Total Debt Funds		500,225
Total Exchange Traded Funds
(Cost $489,722)		500,225

MUNICIPAL BONDS – 1.1%
Sales Tax Securitization Corp., 3.41%, 01/01/43	$5,000	5,393
State of California, 7.60%, 11/01/40	115,000	205,820
Total Municipal Bonds
(Cost $193,173)		211,213

COMMON STOCK - 0.3%

Consumer Discretionary - 0.3%
MYT Holdings LLC Class B*
(Cost $11,839)	8,785	54,687
WARRANT - 0.2%
Communication Services - 0.2%
iHeart Media, Inc.*
(Cost $49,153)	2,830	36,153
MONEY MARKET FUND - 5.0%
JP Morgan U.S. Government Money Market Institutional Shares, 0.03%(10)
(Cost $962,669)	962,669	962,669
TOTAL INVESTMENTS - 93.7%
(Cost $17,253,405)		17,940,869
Other Assets in Excess of Liabilities - 6.3%		1,200,135
Net Assets - 100.0%		$19,141,004

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2021, the aggregate value of these securities was $6,345,202, or 33.1% of net assets.
(2)	Payment in-kind security.
(3)	Perpetual security with no stated maturity date.
(4)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2021 (unaudited)

(5)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2021.
(7)	The loan will settle after January 31, 2021. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(8)	Amount rounds to less than 0.05%.
(9)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(10)	The rate shown reflects the seven-day yield as of January 31, 2021.

Abbreviations:
CMT — Constant Maturity Treasury Index
ETF — Exchange Traded Fund
LIBOR — London InterBank Offered Rate
SOFR — Secured Overnight Financing Rate

Currency Abbreviations:

MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$7,324,686	$—	$7,324,686
Foreign Bonds	—	3,249,888	—	3,249,888
Term Loans	—	2,436,811	—	2,436,811
Mortgage Backed Securities	—	1,209,503	—	1,209,503
U.S. Government Securities	—	1,187,617	—	1,187,617
Asset Backed Securities	—	767,417	—	767,417
Exchange Traded Funds	500,225	—	—	500,225
Municipal Bonds	—	211,213	—	211,213
Common Stock	—	54,687	—	54,687
Warrant	—	36,153	—	36,153
Money Market Fund	962,669	—	—	962,669
Total	$1,462,894	$16,477,975	$—	$17,940,869